Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 981	$ 528
Other Comprehensive Income (Loss):
Unrealized gains (losses) on investment securities available-for-sale	157	(66)
Income tax effect	(54)	23
Reclassification adjustment for transfer of investment securities from held-to-maturity to available-for-sale	351	0
Income tax effect	(120)
Reclassification adjustment for gains on sale of investment securities included in net income	(331)	0
Income tax effect	113
Net other comprehensive income (loss)	116	(43)
Total Comprehensive Income	$ 1,097	$ 485